QUARTERLY SUMMARY (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
 QUARTERLY SUMMARY (unaudited)

	2012
	(in thousands, except per share data)
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue - continuing operations	$110,915	$138,177	$147,046	$134,909
Net income (loss)	$(10,230)	$(308)	$(3,211)	$(11,990)
Net income (loss) per share-basic	$(0.84)	$(0.03)	$(0.26)	$(0.98)
Net income (loss) per share-diluted	$(0.84)	$(0.03)	$(0.26)	$(0.98)

	2011
	(in thousands, except per share data)
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue - continuing operations	$78,023	$117,439	$132,554	$117,788
Net income (loss)	$(24,714)	$2,548	$9,609	$854
Net income (loss) per share-basic	$(2.07)	$0.21	$0.80	$0.07
Net income (loss) per share-diluted	$(2.07)	$0.21	$0.67	$0.07